Related Party Balances and Transactions - Schedule of Service Provided by or to Related Parties (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Related Party Transaction [Line Items]
Service provided by related parties	¥ 796,879		¥ 647,354	¥ 605,746
Service provided to related parties	1,248,914	$ 171,101	1,195,552	1,157,908
Related Party [Member]
Related Party Transaction [Line Items]
Service provided by related parties	14,174		9,326	9,313
Service provided to related parties	204		728	970
Technology service fee [Member] | Xiaoke [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Service provided by related parties	3,234		1,887	7,259
Channel cost [Member] | Huibao Huipei [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Service provided by related parties	10,940		7,439	2,054
Consulting service fee [Member] | Huibao Huipei [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Service provided to related parties	¥ 204		¥ 728	¥ 970